Other Liabilities (Details Narrative) - Restricted share units [member]	Jul. 21, 2025 CAD ($) shares	Jan. 10, 2025 USD ($) shares	Jan. 10, 2025 CAD ($) shares	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CAD ($)	Aug. 09, 2023 shares	Jan. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Restricted Share Units Granted	6,807						30,769
Restricted Share Units Vested						12,308
Cash Paid To Settle Liability For Share Based Payment		$ 600,000	$ 863,280	$ 400,000	$ 534,240
Restricted Share Units Exercised		18,461	18,461
Cash consideration | $	$ 54,779